Stock-Based Compensation Awards - Schedule of Stock Options (Details) - 2022 Omnibus Incentive Plan [Member]		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Stock Options [Line Items]
Options, Ending Balance	14,045	13,114
Weighted-Average Exercise Price,Ending Balance (in Dollars per share) | $ / shares	$ 46	$ 46
Total Intrinsic Value, Ending Balance (in Dollars) | $
Weighted-Average Remaining Contractual Life (Years), Ending Balance	9 years 3 months 18 days	8 years 6 months
Options, Vested and exercisable		13,114
Weighted Average Exercise Price, Vested and exercisable (in Dollars per share) | $ / shares
Total Intrinsic Value, Vested and exercisable (in Dollars) | $
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		8 years 6 months
Options, Exercised
Options, Issued
Options, Forfeited / cancelled		(931)